Equity-accounted investees - Assets, Liabilities, Revenue and Expenses of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity-Accounted Investees [Line Items]
Current assets	$ 5,780,494	$ 5,578,440
Non-current assets	8,724,466	5,917,129
Current liabilities	1,768,836	2,218,816
Non-current liabilities	4,682,245	4,078,686
Revenue	4,576,224	4,528,761	$ 7,467,490
Net income (loss)	640,643	691,841	930,267
Other comprehensive income	53,055	(23,187)	145,828
Comprehensive income	693,698	668,654	1,076,095
Total for all associates
Equity-Accounted Investees [Line Items]
Current assets	71,122	55,861
Non-current assets	33,357	20,391
Current liabilities	29,472	27,794
Non-current liabilities	1,922	0
Revenue	137,125	141,449	138,801
Net income (loss)	8,296	18,449	5,629
Other comprehensive income	48	(23)	12
Comprehensive income	8,344	18,426	5,641
Ajay North America
Equity-Accounted Investees [Line Items]
Current assets	34,056	28,246
Non-current assets	17,670	16,438
Current liabilities	11,770	9,032
Non-current liabilities	0	0
Revenue	69,395	72,487	60,019
Net income (loss)	9,717	11,677	7,617
Other comprehensive income	0	0	0
Comprehensive income	9,717	11,677	7,617
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Current assets	28,497	27,615
Non-current assets	3,503	3,953
Current liabilities	13,063	18,762
Non-current liabilities	0	0
Revenue	66,346	68,962	73,952
Net income (loss)	6,130	6,772	8,025
Other comprehensive income	48	(23)	12
Comprehensive income	6,178	$ 6,749	8,037
SAS Adionics
Equity-Accounted Investees [Line Items]
Current assets	8,569
Non-current assets	12,184
Current liabilities	4,639
Non-current liabilities	1,922
Revenue	1,384		4,156
Net income (loss)	(7,551)		(4,924)
Other comprehensive income	0		0
Comprehensive income	$ (7,551)		(4,924)
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Revenue			674
Net income (loss)			(3,177)
Other comprehensive income			0
Comprehensive income			(3,177)
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Revenue			0
Net income (loss)			(1,912)
Other comprehensive income			0
Comprehensive income			$ (1,912)